Consolidated and Combined Carve-Out Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 27,392	$ 15,064	$ 745
Other comprehensive income, net of tax	0	0	0
Comprehensive income	$ 27,392	$ 15,064	$ 745